LEASE LIABILITIES (Details 1)	12 Months Ended
Dec. 31, 2025
Contract Term One [Member]
IfrsStatementLineItems [Line Items]
Average increment rate	16.04%
Contract Term Two [Member]
IfrsStatementLineItems [Line Items]
Average increment rate	15.56%
Contract Term Three [Member]
IfrsStatementLineItems [Line Items]
Average increment rate	15.09%
Contract Term Four [Member]
IfrsStatementLineItems [Line Items]
Average increment rate	11.14%